PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2016	22,671	331,177	1,691,482	131,627	35,763	2,212,720
Additions	—	5,596	81,678	7,322	81,051	175,647
Divestitures	—	(1,021)	(9,902)	(7,631)	—	(18,554)
Reclassification	—	1,578	22,898	1,441	(28,341)	(2,424)
Change in scope of consolidation	—	—	—	(613)	—	(613)
Translation differences	10	173	—	476	—	659
Balance at December 31, 2016	22,681	337,503	1,786,156	132,622	88,473	2,367,435
Additions	892	4,691	131,981	11,855	39,485	188,904
Divestitures	—	(77)	(31,877)	(3,101)	(368)	(35,423)
Reclassification	—	355	73,160	(2,685)	(70,830)	—
Translation differences	(36)	(723)	42	(1,700)	—	(2,417)
Balance at December 31, 2017	23,537	341,749	1,959,462	136,991	56,760	2,518,499

Accumulated amortization at January 1, 2016	—	123,099	1,364,471	99,020	—	1,586,590
Depreciation	—	9,995	109,939	9,681	—	129,615
Divestitures	—	(608)	(11,628)	(6,039)	—	(18,275)
Reclassification	—	177	(1,786)	1,609	—	—
Change in scope of consolidation	—	—	—	(312)	—	(312)
Translation differences	—	159	(1)	376	—	534
Balance at December 31, 2016	—	132,822	1,460,995	104,335	—	1,698,152
Depreciation	—	9,860	124,629	8,995	—	143,484
Divestitures	—	(69)	(29,761)	(2,469)	—	(32,299)
Translation differences	—	(353)	(94)	(651)	—	(1,098)
Balance at December 31, 2017	—	142,260	1,555,769	110,210	—	1,808,239

Carrying amount at:
January 1, 2016	22,671	208,078	327,011	32,607	35,763	626,130
December 31, 2016	22,681	204,681	325,161	28,287	88,473	669,283
December 31, 2017	23,537	199,489	403,693	26,781	56,760	710,260

Additions of €188,904 thousand in 2017 were mainly comprised of additions of €131,981 thousand to plant, machinery and equipment and additions of €39,485 thousand related to advances and assets under construction. Additions to plant, machinery and equipment in 2017 mainly related to investments in cars production lines, personalization programs and engine assembly lines. Additions to advances and assets under construction in 2017 mainly related to car production lines of models to be launched in future years.
Additions of €175,647 thousand in 2016 were mainly comprised of additions of €81,678 thousand to plant, machinery and equipment and additions of €81,051 thousand related to advances and assets under construction. Additions to plant, machinery and equipment in 2016 mainly related to investments in cars production lines, engine assembly lines and personalization programs. Additions to advances and assets under construction in 2016 mainly related to car production lines of models to be launched in future years.
At December 31, 2017, the Group had contractual commitments for the purchase of property, plant and equipment amounting to €37,844 thousand (€49,614 thousand at December 31, 2016).